Supplemental Equity and Comprehensive Income Information - AOCI rf (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to 3M, Net of Tax Roll Forward
Stockholders' Equity Attributable to 3M, Beginning Balance	$ 10,298
Other comprehensive income (loss), before tax:
Stockholders' Equity Attributable to 3M, Ending Balance	11,563	$ 10,298
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to 3M, Net of Tax Roll Forward
Stockholders' Equity Attributable to 3M, Beginning Balance	(7,245)	(6,359)	$ (6,289)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(820)	(1,309)	132
Amounts reclassified out	476	312	363
Total other comprehensive income (loss), before tax	(344)	(997)	495
Tax effect	563	111	(565)
Total other comprehensive income (loss), net of tax	219	(886)	(70)
Stockholders' Equity Attributable to 3M, Ending Balance	(7,026)	(7,245)	(6,359)
Cumulative Translation Adjustment
AOCI Attributable to 3M, Net of Tax Roll Forward
Stockholders' Equity Attributable to 3M, Beginning Balance	(2,008)	(1,679)	(1,095)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	91	(244)	(447)
Total other comprehensive income (loss), before tax	91	(244)	(447)
Tax effect	279	(85)	(137)
Total other comprehensive income (loss), net of tax	370	(329)	(584)
Stockholders' Equity Attributable to 3M, Ending Balance	(1,638)	(2,008)	(1,679)
Gains (losses) associated with defined benefit pension and postretirement plans amortization
AOCI Attributable to 3M, Net of Tax Roll Forward
Stockholders' Equity Attributable to 3M, Beginning Balance	(5,328)	(4,804)	(5,293)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(600)	(1,122)	367
Amounts reclassified out	483	421	537
Total other comprehensive income (loss), before tax	(117)	(701)	904
Tax effect	169	177	(415)
Total other comprehensive income (loss), net of tax	52	(524)	489
Stockholders' Equity Attributable to 3M, Ending Balance	(5,276)	(5,328)	(4,804)
Cash flow hedging instruments gains (losses)
AOCI Attributable to 3M, Net of Tax Roll Forward
Stockholders' Equity Attributable to 3M, Beginning Balance	91	124	99
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(311)	57	212
Amounts reclassified out	(7)	(109)	(174)
Total other comprehensive income (loss), before tax	(318)	(52)	38
Tax effect	115	19	(13)
Total other comprehensive income (loss), net of tax	(203)	(33)	25
Stockholders' Equity Attributable to 3M, Ending Balance	$ (112)	$ 91	$ 124